Note 1 - Summary of Significant Accounting Policies (Details Textual) (USD $)	0 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Oct. 28, 2014	Jun. 16, 2014	May 29, 2014
Cash and Cash Equivalents, at Carrying Value	$ 1,548,000	$ 1,237,000	$ 1,122,000	$ 788,000
Convertible Debt, Noncurrent	26,522,000	22,414,000
Board of Directors Chairman [Member]
Additional Financing, Debt or Equity Raised, Maximum					2,500,000
Additional Financing, Capital					2,500,000
The 2014 Note [Member] | Board of Directors Chairman [Member]
Long Term Debt Maximum Amount Lender Agreed To Financial Assistance						5,000,000	5,000,000
Convertible Debt, Noncurrent	4,000,000
Debt Instrument, Unused Borrowing Capacity, Amount	1,000,000
Uroplasty [Member]
Number of Shares Issued For Each Share Converted	3.6331
Base Termination Fee	1,500,000
Maximum Termination Fee	$ 2,000,000